Related Party Transactions - Related Account Balances of Significant Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Loan	₩ 581,267	₩ 510,570	₩ 532,515	₩ 504,278
AMCI (WA) PTY LTD
Disclosure of transactions between related parties [line items]
Loan	142,767	112,177	104,281	91,665
Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Loan	68,793	64,197	63,024	62,611
UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Loan	51,051	46,335	36,510	29,099
FQM Australia Holdings Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Loan	292,764	256,938	₩ 247,868	₩ 213,336
Company, excluding the controlling company [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	482,551	457,370
Loan	581,267	494,599
Other receivables	169,133	167,630
Total receivables	1,232,951	1,119,599
Trade accounts and notes payable	432,387	349,551
Other payables	121,930	75,478
Total payables	554,317	425,029
Company, excluding the controlling company [member] | New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	96,730	15,260
Other receivables	1,657	1,497
Total receivables	98,387	16,757
Other payables	30,087	39,089
Total payables	30,087	39,089
Company, excluding the controlling company [member] | Gunggi Green Energy
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	5,846	10,714
Other receivables	10,706	8,450
Total receivables	16,552	19,164
Other payables	567	149
Total payables	567	149
Company, excluding the controlling company [member] | POSCO(Guangdong) Automotive Steel Co, Ltd [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	46,547	59,910
Loan	6,162
Other receivables		3
Total receivables	52,709	59,913
Trade accounts and notes payable	48,866	52,961
Total payables	48,866	52,961
Company, excluding the controlling company [member] | AMCI (WA) PTY LTD
Disclosure of transactions between related parties [line items]
Loan	142,767	110,540
Total receivables	142,767	110,540
Company, excluding the controlling company [member] | HBIS-POSCO Automotive Steel Co.,Ltd
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	13,924	21,912
Other receivables		103
Total receivables	13,924	22,015
Trade accounts and notes payable	5,483	1,805
Other payables	1,922	8,837
Total payables	7,405	10,642
Company, excluding the controlling company [member] | POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	5,970	4,086
Total receivables	5,970	4,086
Company, excluding the controlling company [member] | Samcheok Blue Power Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	189,173	162,759
Other receivables	148	213
Total receivables	189,321	162,972
Other payables	77,187	9,605
Total payables	77,187	9,605
Company, excluding the controlling company [member] | Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Loan	68,793	64,197
Other receivables	122	582
Total receivables	68,915	64,779
Other payables	358	358
Total payables	358	358
Company, excluding the controlling company [member] | POS-SeAH Steel Wire(Nantong) Co., Ltd
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	19,628	14,162
Total receivables	19,628	14,162
Company, excluding the controlling company [member] | POSCO MC MATERIALS
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	14,544	13,835
Other receivables	168	82
Total receivables	14,712	13,917
Trade accounts and notes payable	1,314	1,156
Other payables	357
Total payables	1,671	1,156
Company, excluding the controlling company [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	10,985	33,944
Total receivables	10,985	33,944
Other payables		7,712
Total payables		7,712
Company, excluding the controlling company [member] | UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	13,592
Loan	51,051	46,335
Other receivables	9,187	8,395
Total receivables	73,830	54,730
Other payables		2,398
Total payables		2,398
Company, excluding the controlling company [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	25,023	88,217
Other receivables	8,836	22,002
Total receivables	33,859	110,219
Trade accounts and notes payable	356,234	263,440
Other payables	25
Total payables	356,259	263,440
Company, excluding the controlling company [member] | SNNC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	12,861	15,072
Other receivables	70	60
Total receivables	12,931	15,132
Trade accounts and notes payable	10,322	25,352
Other payables	1,298	1,731
Total payables	11,620	27,083
Company, excluding the controlling company [member] | FQM Australia Holdings Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Loan	292,764	256,938
Other receivables		1,394
Total receivables	292,764	258,332
Company, excluding the controlling company [member] | Others
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	27,728	17,499
Loan	19,730	16,589
Other receivables	138,239	124,849
Total receivables	185,697	158,937
Trade accounts and notes payable	10,168	4,837
Other payables	10,129	5,599
Total payables	₩ 20,297	₩ 10,436